Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Environmental Expenditures) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Current accrued environmental loss contingencies	$ 1	$ 1
Noncurrent accrued environmental loss contingencies	$ 1	$ 1